Outstanding Shares (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Outstanding Shares (Details) [Line Items]
Shares authorized	60,274,078
Convertible preferred stock (in Dollars per share)	$ 0.001
Gross proceeds (in Dollars)	$ 50,000,000
Conversion price (in Dollars)	$ 150,000,000
Percentage of voting power	50.00%
Debt security (in Dollars)	$ 200,000
Dividend percentage	8.00%
Incurred loss (in Dollars)	$ 7,500	$ 21,400
Purchase of shares	189,395
Maturity date	May 25, 2027
Business Combination [Member]
Outstanding Shares (Details) [Line Items]
Votes equal percentage	80.00%
Preferred Stock [Member]
Outstanding Shares (Details) [Line Items]
Shares issued	58,554,536	50,588,630
Shares outstanding	58,554,536	50,588,630
Common Stock [Member]
Outstanding Shares (Details) [Line Items]
Shares authorized	88,206,793
Shares issued	4,053,489	3,867,136
Shares outstanding	4,053,489	3,867,136
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Series Seed [Member]
Outstanding Shares (Details) [Line Items]
Common stock par value (in Dollars per share)	0.025
Series Seed –1 [Member]
Outstanding Shares (Details) [Line Items]
Common stock par value (in Dollars per share)	0.57
Series Seed –2 [Member]
Outstanding Shares (Details) [Line Items]
Common stock par value (in Dollars per share)	0.63
Series Seed –3 [Member]
Outstanding Shares (Details) [Line Items]
Common stock par value (in Dollars per share)	0.69
Series Seed –4 [Member]
Outstanding Shares (Details) [Line Items]
Common stock par value (in Dollars per share)	0.69
Series A-1 [Member]
Outstanding Shares (Details) [Line Items]
Convertible preferred stock (in Dollars per share)	0.53732
Series A-2 [Member]
Outstanding Shares (Details) [Line Items]
Convertible preferred stock (in Dollars per share)	1.29301
Preferred stock per share (in Dollars per share)	$ 0.69